COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2013
Claims for damages against charterers			$ 54.0
Capesize Newbuildings [Member]
Newbuilding commitments			87.0
Newbuilding installments	$ 84.4	$ 2.6